1290 Essex Small Cap Growth Fund Investment Objectives and Goals - 1290 Essex Small Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	1290 Essex Small Cap Growth Fund — Class A (ESCFX), Class I (ESCJX) and Class R (ESCKX) Shares
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks long-term growth of capital.